Capital and Reserves (Details 2) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Risk-free interest rate		0.35%	1.39%
Expected life		4 years 11 months 23 days	5 years
Expected volatility	[1]	94.70%	94.73%
Grant date share price		$ 2.18	$ .81
Expected dividend yield		0.00%	0.00%

[1]	Expected volatility is based on the historical and implied volatility of the Companys share price on the TSX.